Current and long-term debt BNPP Sinosure Credit Facility (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) vessel repayment_installment tanker	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 tanker	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		$ 381,657,000	$ 166,755,000
Cumulative positive net income		25.00%
BNPP Sinosure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Lesser of percentage of the purchase price and installation proce of scrubbers	85.00%
Number of scrubbers				70
Scrubber Cost	$ 1,900,000
Percentage not to exceed the fair market value of collateral vessel	65.00%
Borrowing, periodic payment amount		$ 6,700,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Percentage of fair market value of the vessel and the lower of the borrowing amount borro		55.00%
Repayment profile term | repayment_installment		10
BNPP Sinosure Credit Facility [Member] | Sinosure facility [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 67,000,000.0
Borrowing, periodic payment amount		$ 3,300,000
BNPP Sinosure Credit Facility [Member] | Commercial facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				67,000,000.0
BNPP Sinosure Credit Facility [Member] | Purchase and installation of scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker					13
BNPP Sinosure Credit Facility [Member] | STI Park and STI Fulham [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker		2
BNPP Sinosure Credit Facility [Member] | STI Elysees [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 24,900,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels the remaining availability under this credit facility is expected to be utilized to refinance | vessel		3
Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						$ 225,000,000.0
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,400,000,000
BNP Paribas and Skandinaviska Enskilda Banken AB [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 134,100,000
BNP Paribas and Skandinaviska Enskilda Banken AB [Member] | Purchase and installation of scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,100,000
LR2 [Member] | BNPP Sinosure Credit Facility [Member] | STI Elysees [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		100.00%
London Interbank Offered Rate (LIBOR) [Member] | BNPP Sinosure Credit Facility [Member] | Sinosure facility [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				1.80%
London Interbank Offered Rate (LIBOR) [Member] | BNPP Sinosure Credit Facility [Member] | Commercial facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				2.80%
Consolidated Liquidity Requirement - Scenario One [Member] | BNPP Sinosure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | BNPP Sinosure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
Borrowings, Financial Covenants, Period One [Member] | BNPP Sinosure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
Borrowings, Financial Covenants, Period One [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
Borrowings, Financial Covenants, Period Two [Member] | BNPP Sinosure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		135.00%
Borrowings, Financial Covenants, Period Two [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		140.00%
ABN AMRO Credit Facility [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 101,200,000
Number of vessels						5
ABN AMRO Credit Facility [Member] | LR2 [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels						4
ABN AMRO Credit Facility [Member] | LR2 [Member] | Senior Secured Term Loan Facility - $225 Million Credit Facility | Purchase and installation of scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels						2
KEXIM Credit Facility [Member] | KEXIM Credit Facility [Member] | STI Park and STI Fulham [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities				$ 28,800,000
KEXIM Credit Facility [Member] | KEXIM Credit Facility [Member] | STI Elysees [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		$ 17,800,000
KEXIM Credit Facility [Member] | Senior Secured Term Loan Facility - BNPP Sinosure Credit Facility [Member] | Purchase and installation of scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels						22